As filed with the Securities and Exchange Commission on March 16, 2020
Registration No. 333-235679

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ___

POST-EFFECTIVE AMENDMENT NO. 1

(Check appropriate box or boxes)

HEARTLAND GROUP, INC.

(Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET, SUITE 500

MILWAUKEE, WISCONSIN 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 347-7777

VINITA K. PAUL

Heartland Group, Inc.

789 North Water Street, Suite 500

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

ELLEN R. DROUGHT, ESQ. Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202	PETER D. FETZER, ESQ. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Heartland Group, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of Pre-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-14 (File No. 333-235679) filed with the Securities and Exchange Commission on February 5, 2020. The purpose of this Post-Effective Amendment No. 1 is to file the Opinion of Foley & Lardner LLP regarding certain tax matters as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article IX of the Registrant’s Amended and Restated Bylaws filed as Exhibit (b) to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement with respect to the indemnification of the Registrant’s Directors and Officers, which is set forth below:

Section 9.1.       Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (“Proceeding”), by reason of the fact that he is or was a Director, officer (within the meaning of the Maryland General Corporation Law), employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)	whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation (“disabling conduct”); and

(b)	the Corporation shall not indemnify any person unless:

(1)	the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)	absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

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Expenses (including attorneys’ fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	such person shall provide adequate security for his undertaking;

(2)	the Corporation shall be insured against losses arising by reason of such advance; or

(3)	a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2.      Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him or her.

The Registrant’s Directors and Officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits, or proceedings to which they are parties by reason of being or having been directors or officers.

Item 16.	Exhibits

(1.a)	Articles of Incorporation(3)

(1.b)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Nebraska Tax Free Fund(2)

(1.c)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Small Cap Contrarian Fund, and to create a series known as the Heartland Taxable Short Duration Municipal Fund(4)

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(1.d)	Certificate of Correction to Articles Supplementary to correct the name of the Heartland Taxable Short Duration Municipal Fund and to correct the provision regarding a small account fee(5)

(1.e)	Articles Supplementary to add a provision regarding an early redemption fee(5)

(1.f)	Articles of Amendment to change the name of the Heartland U.S. Government Securities Fund series to the Heartland Government Fund(5)

(1.g)	Articles of Amendment to change the name of the Heartland Large Cap Value Fund series to the Heartland Select Value Fund(5)

(1.h)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Mid Cap Value Fund(5)

(1.i)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Wisconsin Tax Free Fund(18)

(1.j)	Form of Articles Supplementary to withdraw the designation of, and to discontinue, three of its series known as the Heartland Short Duration High-Yield Municipal Fund, Heartland High-Yield Municipal Bond Fund and Heartland Taxable Short Duration Municipal Fund(9)

(1.k)	Articles Supplementary to confirm current classification of stock(18)

(1.l)	Articles Supplementary to add the series known as the Heartland Mid Cap Value Fund and to authorize additional shares(19)

(1.m)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland International Value Fund(24)

(2)	Amended and Restated Bylaws(20)

(3)	Not applicable

(4)	Agreement and Plan of Reorganization(30)

(5.a)	Articles Sixth through Eighth and Article Tenth of the Articles of Incorporation (see Exhibit (1.a))

(5.b)	Articles Supplementary (see Exhibits (1.b), (1.c), (1.e), (1.h), (1.i), (1.j), (1.k), (1.l), and (1.m))

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(5.c)	Articles II, VI, IX and X of the Bylaws (see Exhibit (2))

(6.a)	Investment Advisory Agreement for the Heartland Value Fund(3)

(6.b)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value and Value Plus Fund)(17)

(6.c)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value, Value Plus and Mid Cap Value Fund)(19)

(7.a)	Distribution Agreement between Heartland Group, Inc. and ALPS Distributors, Inc.(21)

(7.b)	Distribution Fee Letter Agreement between Heartland Group, Inc., Heartland Advisors, Inc., and ALPS Distributors, Inc., dated April 16, 2018(22)

(7.c)	Form of Broker Dealer Selling Agreement(11)

(7.d)	Form of Shareholder Servicing Agreement(11)

(8)	Not applicable

(9.a)	Custodian Agreement with Brown Brothers Harriman & Co.(7)

(9.b)	Schedule of Global Services & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated July 2012(16)

(9.c)	First Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(17)

(9.d)	Second Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(19)

(9.e)	Addendum to Schedule of Fees & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co.(22)

(10.a)	Form of Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2008)(11)

(10.b)	Form of Amendment to Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2017)(21)

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(10.c)	Heartland Group Inc.’s Rule 18f-3 Plan(11)

(11)	Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant(29)

(12)	Opinion of Foley & Lardner LLP regarding certain tax matters*

(13.a)	Heartland Group, Inc.’s Rule 10f-3 Plan(3)

(13.b)	Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(8)

(13.c)	Amendment to Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(18)

(13.d)	Transfer Agency and Services Agreement, dated August 13, 2008(13)

(13.e)	Amendment No. 1 to Transfer Agency and Services Agreement, dated August 14, 2008(13)

(13.f)	Amendment No. 2 to Transfer Agency and Services Agreement, dated May 12, 2010(14)

(13.g)	Transfer Agency Interactive Client Services Agreement, dated August 13, 2008(13)

(13.h)	Amendment No.1 to Transfer Agency Interactive Client Services Agreement, dated October 2008(13)

(13.i)	Amendment No. 2 to Transfer Agency Interactive Client Services Agreement, dated December 2, 2010(14)

(13.j)	Administration, Bookkeeping and Pricing Services Agreement, dated August 13, 2008(13)

(13.k)	Acknowledgement of Change of Control and Assignment of Service Agreements, dated November 1, 2011(15)

(13.l)	Interim Transfer Agent Fee Arrangement, dated November 1, 2011(15)

(13.m)	Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated November 30, 2011(15)

(13.n)	First Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co. (18)

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(13.o)	Second Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(19)

(13.p)	Fourth Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(24)
(13.q)	Amendment No. 1 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (16)

(13.r)	Amendment No. 2 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (17)

(13.s)	Amendment No. 3 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (18)

(13.t)	Amendment No. 4 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (19)

(13.u)	Amendment No. 5 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(22)

(13.v)	Amendment No. 7 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)
(13.w)	Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.x)	Amendment No. 1 to the Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.y)	Liquidity Risk Management Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.z)	Amendment No. 3 to Transfer Agency and Services Agreement, dated July 17, 2013(17)

(13.aa)	Amendment No. 4 to Transfer Agency and Services Agreement, dated August 26, 2014(19)

(13.bb)	Amendment No. 5 to Transfer Agency and Services Agreement, dated January 1, 2018(22)

(13.cc)	Amendment No. 3 to Transfer Agency Interactive Client Services Agreement, dated July 17, 2013(17)

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(13.dd)	Amendment No. 4 to Transfer Agency Interactive Client Services Agreement, dated August 26, 2014(19)

(13.ee)	Amendment No. 5 to Transfer Agency Interactive Client Services Agreement, dated August 22, 2016(21)

(13.ff)	Form of Amended and Restated Operating Expense Limitation Agreement for the Heartland Mid Cap Value Fund(29)

(14.a)	Consent of Deloitte & Touche LLP(30)

(14.b)	Consent of Cohen & Company, Ltd.(30)

(15)	Not applicable

(16)	Power of Attorney dated November 14, 2019(29)

(17.a)	Form of Proxy Card(29)

(17.b)	Prospectus dated February 28, 2019, as supplemented June 25, 2019, only with respect to the ALPS ׀ WMC Research Value Fund contained therein(23)

(17.c)	Prospectus dated May 1, 2019, only with respect to the Heartland Mid Cap Value Fund contained therein(24)

(17.d)	Statement of Additional Information, dated February 28, 2019, only with respect to the information about the ALPS ׀ WMC Research Value Fund contained therein(25)

(17.e)	Statement of Additional Information, dated May 1, 2019, only with respect to the information about the Heartland Mid Cap Value Fund contained therein(24)

(17.f)	Annual Report to Shareholders, dated October 31, 2019, only with respect to the information about the ALPS ׀ WMC Research Value Fund contained therein(26)

(17.g)	Annual Report to Shareholders, dated December 31, 2018, only with respect to the information about the Heartland Mid Cap Value Fund contained therein(27)

(17.h)	Semi-Annual Report to Shareholders, dated June 30, 2019, only with respect to the Heartland Mid Cap Value Fund contained therein(28)

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(1)	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Registrant filed on or about October 18, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Registrant filed on or about January 30, 1997.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Registrant filed on or about October 15, 1998.

(5)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999.

(6)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Registrant filed on or about May 2, 2002.

(7)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Registrant filed on or about February 27, 2004.

(8)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Registrant Filed on or about March 1, 2005.

(9)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Registrant filed on or about April 25, 2006.

(10)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Registrant filed on or about July 20, 2007.

(11)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Registrant filed on or about February 28, 2008.

(12)	Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Registrant filed on or about April 24, 2008.

(13)	Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2009.

(14)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2011.

(15)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2012.

(16)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2013.

(17)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Registrant filed on or about July 18, 2013.

(18)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2014.

(19)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of Registrant filed on or about October 30, 2014.

(20)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2016.

(21)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Registrant filed on or about April 28, 2017.

(22)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2018.

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(23)	Incorporated by reference to Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A of Financial Investors Trust filed on or about February 28, 2019 and the Rule 497 filing of Financial Investors Trust filed on or about June 25, 2019.

(24)	Incorporated by reference to the Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of the Registrant filed on or about April 30, 2019.

(25)	Incorporated by reference to Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A of Financial Investors Trust filed on or about February 28, 2019.

(26)	Incorporated by reference to Form N-CSR of Financial Investors Trust filed on or about January 6, 2020.

(27)	Incorporated by reference to Form N-CSR of the Registrant filed on or about February 20, 2019.

(28)	Incorporated by reference to Form N-CSR of the Registrant filed on or about August 19, 2019.

(29)	Incorporated by reference to Form N-14 of the Registrant filed on or about December 23, 2019.

(30)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-14 of the Registrant filed on or about February 5, 2020.

*	Filed herewith.

Item 17.	Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 through an amendment to this registration statement within a reasonable time after the closing of the reorganization.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 16th day of March, 2020.

HEARTLAND GROUP, INC. (Registrant)

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer and President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated below and on this 16th day of March, 2020:

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer, President and Director
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer
Nicole J. Best	(Chief Financial and Accounting Officer)

Director*
Robert A. Rudell

Director*
Dale J. Kent

Director*
Ward D. Armstrong

*Pursuant to Power of Attorney incorporated by reference to Exhibit (16) to the Form N-14 filed on or about December 23, 2019

/s/ Vinita K. Paul
Vinita K. Paul

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EXHIBIT LISTING

(12)	Opinion of Foley & Lardner LLP regarding certain tax matters

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